SCHEDULE OF BANK LOANS (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
BankLoansLineItems [Line Items]
Short-term bank loans				$ 418,315
Bank Of Jiangsu [Member]
BankLoansLineItems [Line Items]
Short-term bank loans	[1]			39,437
China Construction Bank [Member]
BankLoansLineItems [Line Items]
Short-term bank loans	[2]			254,933
Shenzhen Qianhai Weizhong Bank [Member]
BankLoansLineItems [Line Items]
Short-term bank loans	[3]			$ 123,945

[1]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.
[2]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.
[3]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024